NOTES PAYABLE AND OTHER DEBT Summary of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 31, 2012	Mar. 31, 2011
Debt Instrument [Line Items]
Total indebtedness	$ 115,503	$ 122,759	$ 151,359
Less current portion	19,164	50,960	22,012
Notes payable		958	5,197
Liabilities of variable interest entity held for sale		0	5,956
Notes payable and other debt, net of current portion	64,303	70,841	114,159
Debt financing costs	$ 2,256	2,712
Revolving credit facilities and lines of credit
Debt Instrument [Line Items]
Total indebtedness		0	6,832
Senior debt - guaranteed by HUD
Debt Instrument [Line Items]
Total indebtedness		25,469	26,022
Senior debt - guaranteed by USDA
Debt Instrument [Line Items]
Total indebtedness		26,463	27,128
Senior debt - guaranteed by SBA
Debt Instrument [Line Items]
Total indebtedness		3,548	3,703
Senior debt Bonds, net of discount
Debt Instrument [Line Items]
Total indebtedness		7,025	12,967
Senior Debt - Other Mortgage Indebtedness
Debt Instrument [Line Items]
Total indebtedness		51,128	60,277
Less: portion included in liabilities of disposal group held for use		0	4,035
Other debt
Debt Instrument [Line Items]
Total indebtedness		2,638	430
Convertible debt issued in 2011
Debt Instrument [Line Items]
Total indebtedness					$ 4,500
Convertible debt issued in 2012
Debt Instrument [Line Items]
Total indebtedness				$ 7,500
Convertible debt issued in 2014
Debt Instrument [Line Items]
Total indebtedness		9,200	$ 14,000
Senior Debt, Bond and Mortgage Indebtedness
Debt Instrument [Line Items]
Notes payable		$ 958